Schedule of accrued expenses to related parties (Details) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total	€ 698,868	€ 861,578
San Raffaele Hospital [Member]
Related Party Transaction [Line Items]
Total	34,306	413,935
Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Total	252,000	175,254
Richard Slansky [Member]
Related Party Transaction [Line Items]
Total	176,812	116,738
Carlo Russo [Member]
Related Party Transaction [Line Items]
Total	€ 235,750	€ 155,651